DEFERRED REVENUE (Details Narrative) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue
Remaining deferred revenue	$ 461,171	$ 638,693	$ 1,046,264